Benefit Plans, Weighted Average Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits [Member] | U.S. Plans [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.00%	3.60%	4.00%
Expected long-term rate of return on plan assets	4.00%	7.75%	7.75%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.00%	4.00%
Pension Benefits [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	2.60%	2.30%	2.30%
Expected long-term rate of return on plan assets	4.90%	5.00%	5.00%
Rate of compensation increases	2.80%	2.80%	2.80%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	1.70%	2.60%
Rate of compensation increases	2.70%	2.80%
Other Postretirement Benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.70%	4.40%	4.70%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.80%	4.70%